UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gregory D. Hitchan    San Francisco, California     May 15, 2008

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE




                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          16

Form 13F Information Table Value Total:  $1,940,736



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMERICAN REPROGRAPHICS COMPANY      COM          029263100    32648  2200000 SH       SOLE                  2200000
AVID TECHNOLOGY, INC.               COM          05367P100   166959  6859442 SH       SOLE                  6859442
CAREER EDUCATION CORP.              COM          141665109   149022 11715561 SH       SOLE                 11715561
CB RICHARD ELLIS GROUP, INC.        COM          12497T101   533975 24675364 SH       SOLE                 24675364
COLLECTIVE BRANDS, INC.             COM          19421W100    38751  3197314 SH       SOLE                  3197314
ELECTRONICS FOR IMAGING, INC.       COM          286082102    80003  5362111 SH       SOLE                  5362111
ERESEARCH TECHNOLOGY, INC.          COM          29481V108    92265  7428769 SH       SOLE                  7428769
FIRST AMERICAN CORP.                COM          318522307    65562  1931700 SH       SOLE                  1931700
GETTY IMAGES, INC.                  COM          374276103    92720  2897492 SH       SOLE                  2897492
ITT EDUCATIONAL SERVICES INC.       COM          45068b109   161939  3525788 SH       SOLE                  3525788
KINETIC CONCEPTS, INC.              COM          49460W208   291505  6305530 SH       SOLE                  6305530
MACROVISION CORP.                   COM          555904101    36406  2696760 SH       SOLE                  2696760
MONEYGRAM INTERNATIONAL, INC.       COM          60935Y109    21818 11730000 SH       SOLE                 11730000
PRG-SCHULTZ INTERNATIONAL, INC.     COM          69357C503    39641  4535530 SH       SOLE                  4535530
SYMMETRY MEDICAL, INC.              COM          871546206    27546  1659404 SH       SOLE                  1659404
WILLIAMS SONOMA, INC.               COM          969904101   109976  4536980 SH       SOLE                  4536980